Other Current Assets and Other Current Financial Assets - Summary of Prepaid Expenses (Detail) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Advances to suppliers	$ 789	$ 1,478
Advertising and promotional expenses paid in advance	96	117
Prepaid insurance	17	100
Total	$ 902	$ 1,695